Net revenue (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	10.00%
One Client [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	2.10%